TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
TRADE AND OTHER RECEIVABLES

5 TRADE AND OTHER RECEIVABLES

	2023	2024
	S$	S$
Non-Current
Other receivables	-	500,000

Current
Trade receivables	-	18,782
Other receivables:
Deposit paid for purchase of property	43,080	-
Prepayments	159,006	39,847
Prepaid consumables	678,728	838,825
Goods and services tax receivable	4,710	2,892
Sundry deposits	16,002	30,456
Sundry receivables	13,308	63,123
Interest receivable	186,730	36,411
Total	1,101,564	1,530,336

As of December 31, 2024, the non-current other receivables of S$500,000 is loan to a third party with a maturity tenure of 3 years and collectible by the end of 3-year tenure (December 31, 2023: Nil) which bears interest rate of 5.0% (December 31, 2023: Nil) per annum to carry out an investigator initiated trial in People’s Republic of China. The remaining commitments and details of the said investigator initiated trial have been disclosed in the Note 23 to the consolidated financial statements.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024